UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $1,121,683 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200    16602 41504000 SH       SOLE                 41504000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     1245 20752000 SH  CALL SOLE                 20752000
AMARIN CORP PLC                SPONSORED ADR    023111107        0  2599010 SH  CALL SOLE                  2599010
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    12160   190000 SH       SOLE                   190000
AMREP CORP NEW                 COM              032159105     4060   151500 SH       SOLE                   151500
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   110495  5830859 SH       SOLE                  5830859
CBS CORP NEW                   CL B             124857202    51824  1645200 SH       SOLE                  1645200
CENTURY ALUM CO                COM              156431108    21060   400000 SH       SOLE                   400000
COMPRASS DIVERSIFIED HOLDING   SH BEN INT       20451Q104    14904   928000 SH       SOLE                   928000
DOLLAR FINL CORP               COM              256664103     4489   157334 SH       SOLE                   157334
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102    31887  1347717 SH       SOLE                  1347717
FORTRESS INTL GROUP INC        *W EXP 07/12/200 34958D110      395   328900 SH       SOLE                   328900
FORTRESS INTL GROUP INC        COM              34958D102      744   125126 SH       SOLE                   125126
FUEL TECH INC                  COM              359523107     2209   100000 SH       SOLE                   100000
GRAPHIC PACKAGING CORP DEL     COM              388688103     9040  2000000 SH       SOLE                  2000000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    66005  1330200 SH       SOLE                  1330200
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    77418  3203075 SH       SOLE                  3203075
GULFPORT ENERGY CORP           COM NEW          402635304    89520  3783621 SH       SOLE                  3783621
IRELAND BK                     SPONSORED ADR    46267Q103     2150    28500 SH       SOLE                    28500
MASTERCARD INC                 CL A             57636Q104    44391   300000 SH       SOLE                   300000
MEDICINOVA INC                 COM NEW          58468P206     1580   200000 SH       SOLE                   200000
NASDAQ STOCK MARKET INC        COM              631103108   115742  3071719 SH       SOLE                  3071719
NEOSTEM INC                    UNIT 07/01/2012  640650206     1263   250000 SH       SOLE                   250000
NEXMED INC                     COM              652903105      863  1348315 SH  CALL SOLE                  1348315
NEXMED INC                     COM              652903105     2637  2663400 SH       SOLE                  2663400
NEXMED INC                     COM              652903105    16548 10029287 SH       SOLE                 10029287
NICHOLAS FINANCIAL INC         COM NEW          65373J209     5855   635019 SH       SOLE                   635019
NORFOLK SOUTHERN CORP          COM              655844108    15573   300000 SH       SOLE                   300000
NYMOX PHARMACEUTICAL CORP      COM              67076P102    15247  2597380 SH       SOLE                  2597380
PHH CORP                       COM NEW          693320202    47288  1799400 SH       SOLE                  1799400
RESOURCE CAP CORP              COM              76120W302        2    16001 SH  CALL SOLE                    16001
RETAIL VENTURES INC            COM              76128Y102     4375   420300 SH       SOLE                   420300
RUSH ENTERPRISES INC           CL A             781846209     9427   371876 SH       SOLE                   371876
RUSH ENTERPRISES INC           CL B             781846308     7753   325366 SH       SOLE                   325366
SWIFT ENERGY CO                COM              870738101     1972    48200 SH       SOLE                    48200
TEEKAY CORPORATION             COM              Y8564W103    43780   744439 SH       SOLE                   744439
TERNIUM SA                     SPON ADR         880890108    58348  1858206 SH       SOLE                  1858206
TERRA INDS INC                 COM              880915103    11835   378600 SH       SOLE                   378600
THORNBURG MTG INC              PFD CONV SER F   885218701    13392   480000 SH       SOLE                   480000
U S GLOBAL INVS INC            CL A             902952100     9510   500000 SH       SOLE                   500000
UNION PAC CORP                 COM              907818108    97202   859740 SH       SOLE                   859740
WELLPOINT INC                  COM              94973V107    80893  1025000 SH       SOLE                  1025000